Related Party Transactions - Additional Information (Detail) - USD ($)					3 Months Ended		9 Months Ended			12 Months Ended
	Apr. 28, 2023	Apr. 01, 2022	Nov. 02, 2021	Mar. 25, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 25, 2024	Jul. 08, 2024	Dec. 20, 2023	May 04, 2023	Jan. 01, 2023	Mar. 10, 2022
Related Party Transaction [Line Items]
Share price					$ 11.51		$ 11.51			$ 11.15
Proceeds from Related Party Debt							$ 183,649	$ 130,926
Related party management Fees					$ 45,000	$ 45,000	135,000	135,000		$ 180,000	$ 180,000
Percentage of consulting fees																100.00%
Accrued professional fees, current																$ 15,600
Proceeds from loan payable – Sponsor							$ 1,135,000	535,000		$ 825,000	175,000
stock issued during the period value per share					$ 10		$ 10			$ 10
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period			12,000,000
Class of warrants or rights issued issue price per warrant			$ 1
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction							$ 150,000			$ 150,000
Chief Operating Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction							300,000			300,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument Convertible Into Warrants					$ 1,500,000		$ 1,500,000			$ 1,500,000
Debt Instrument Conversion Price					$ 1		$ 1			$ 1
Consulting Agreement [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 10,400					$ 15,600		$ 5,200	$ 15,600
IPO [Member]
Related Party Transaction [Line Items]
stock issued during the period value per share			$ 10
Sponsor [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period			11,600,000
Sponsor [Member] | Office space, administrative and support services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction							15,000			15,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity												$ 200,000	$ 750,000	$ 800,000	$ 750,000		$ 250,000
Proceeds from loan payable – Sponsor					$ 400,000		1,135,000			825,000
Other Liabilities					2,135,000		2,135,000		175,000	1,000,000	175,000
Interest payable current					68,053		68,053		184	19,404	184
Sponsor [Member] | Promissory note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount				$ 250,000
Debt Instrument Interest Rate				0.00%
Debt Instrument, Maturity Date				Dec. 31, 2021
Proceeds from Related Party Debt			$ 250,000
Related Party [Member]
Related Party Transaction [Line Items]
Due from related party					315,000		315,000		15,000	180,000	15,000
Related Party [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Other liabilities					0		0		0	0	0
Related Party [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party					46,800	$ 46,800	140,400	$ 187,200		234,000	140,400
Accrued operating costs and expenses					$ 374,000		$ 374,000		$ 0	$ 234,000	$ 0
Warrant Transfer and Option Agreement [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period							4,800,000
Warrant Transfer and Option Agreement [Member] | B. Riley [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period							7,200,000
Class of warrants or rights issued issue price per warrant					$ 4		$ 4
Founder shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares				20.00%
Founder shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues							250,000			250,000
Stock Issued During Period, Value, New Issues							$ 180,000			$ 180,000
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited				750,000
stock issued during the period value per share					$ 0.72		$ 0.72			$ 0.72
Percent of probability					7.00%		7.00%			7.00%
Founder shares [Member] | Sponsor [Member] | Valuation Technique, Option Pricing Model [Member]
Related Party Transaction [Line Items]
stock issued during the period value per share					$ 10.3		$ 10.3			$ 10.3
Founder shares [Member] | Sponsor [Member] | B. Riley [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				400,000
Stock Issued During Period, Value, New Issues				$ 1,600,000
Share price				$ 4
Common Class A [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares issued	5,500,000
Common Class A [Member] | Sponsor [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share				$ 12
Number of consecutive trading days for determining share price				20 days
Number Of Trading Days For Determining Share Price				30 days
Threshold Number Of Trading Days For Determining Share Price From Date Of Business Combination				150 days
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares					20.00%		20.00%			20.00%
Common Class B [Member] | Founder shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues				5,750,000
Stock Issued During Period, Value, New Issues				$ 25,000